Benefit Plans, Health Care Cost Trend Rate and Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ 8,266	$ (10,908)
Prior service cost		611
Amortization of net actuarial gain	1,008	674	$ 708
Amortization of prior service credit	313	(405)	196
Total	9,587	(10,028)
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	4,869	(7,439)
Prior service cost		0
Amortization of net actuarial gain	0	0
Amortization of prior service credit	0	0
Total	4,869	(7,439)
Postretirement Benefits [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	3,397	(3,469)
Prior service cost	0	611	0
Amortization of net actuarial gain	1,008	674
Amortization of prior service credit	313	(405)	$ 196
Total	$ 4,718	$ (2,589)